Inventories (Tables)	12 Months Ended
Dec. 31, 2023
Inventories [Abstract]
Schedule of Inventories	Biological assets are reclassified to work in progress inventory at the time of slaughter based on their carrying amounts, which is historical cost as described in accounting policies in Note 6 — Biological assets.
	December 31, 2023	December 31, 2022
Finished products	3,096,459	3,296,410
Work in process	586,036	523,293
Raw materials	759,035	932,317
Supplies	659,700	641,562
	5,101,230	5,393,582

Schedule of Financial Statement of Income as Cost of Sales	Changes in the realizable value of inventories is recognized in the financial statement of income as “Cost of sales” and is presented below:
	December 31, 2023	December 31, 2022	December 31, 2021
Balance at the beginning of the period	(59,525)	(44,555)	(35,101)
Additions	(54,945)	(57,803)	(43,066)
Write-off	61,045	44,639	32,789
Exchange rate variation	(3,637)	(1,806)	823
Balance at the end of the period	(57,062)	(59,525)	(44,555)